UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005

Name of Registrant: Massachusetts Tax-Exempt Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments (unaudited)

As of February 28, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.3%)
Massachusetts (98.9%)
Boston MA GO	5.000%	2/1/24	2,345	2,697
Boston MA GO	5.000%	3/1/24	3,000	3,534
Boston MA GO	5.000%	4/1/28	1,940	2,307
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,083
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,663
Boston MA Water & Sewer Commission
Revenue	5.000%	5/1/19 (Prere.)	3,725	4,042
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/19 (Prere.)	1,000	1,102
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/20	1,550	1,759
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	750	865
Cambridge MA GO	5.000%	1/1/23	850	980
Cambridge MA GO	4.000%	1/1/26	1,600	1,804
Cambridge MA GO	4.000%	1/1/27	1,000	1,118
Essex MA North Shore Agricultural & Technical
School District GO	4.000%	6/1/39	2,810	2,886
Holyoke MA GO	5.000%	9/1/30	1,690	1,911
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	2,865
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	7,430	8,337
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/17 (Prere.)	1,020	577
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	76
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,141
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,320
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/23	4,000	4,743
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/23	2,825	3,394
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/27	5,950	7,228
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/32	2,870	3,024
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/32	2,900	3,632
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	10,000	12,563
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	2,000	2,513
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,980	2,054
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	3,000	3,112

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	2,145	2,359
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.740%	3/7/17	2,879	2,879
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.660%	3/7/17	2,405	2,405
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,322
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	2,000	2,276
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,811
Massachusetts Clean Water Trust Revenue	5.000%	2/1/28	3,000	3,517
Massachusetts Clean Water Trust Revenue	5.000%	2/1/29	405	487
Massachusetts Clean Water Trust Revenue	5.000%	2/1/30	405	484
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,425
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	2,085	2,358
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,263
Massachusetts College Building Authority
Revenue	5.000%	5/1/26	1,430	1,664
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	1,200	1,392
Massachusetts College Building Authority
Revenue	4.000%	5/1/29	2,015	2,191
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,657
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,075	1,219
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,610	1,776
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	2,000	2,284
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	4,000	4,462
Massachusetts College Building Authority
Revenue	5.000%	5/1/39	3,000	3,362
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	5,000	5,562
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,651
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	3,857
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	3,000	3,305
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	5,620	6,127
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,571
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	3,000	3,248
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.660%	3/7/17	2,700	2,700
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,715

Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34	1,500	1,661
Massachusetts Development Finance Agency
Revenue (Bentley University)	5.000%	7/1/40	5,750	6,442
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,685	1,955
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	3,300	3,719
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/46	1,500	1,686
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,254
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,363
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,630
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,550
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,351
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	545
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,191
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/42	2,000	2,284
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	470	552
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	2,995	3,518
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,535	2,751
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	3,100	3,420
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/30	2,450	2,681
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/31	4,245	4,625
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/34	1,510	1,623
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/37	1,000	1,067
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/44	7,000	7,325
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/17 (Prere.)	10,000	10,150
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,701
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,904
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	3,000	3,045
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/46	3,000	3,372
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	5,000	5,547

Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	5,575	6,962
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	5.250%	4/1/37	4,000	4,471
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/28	3,000	3,494
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	1,000	1,114
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,000	1,105
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/37	1,000	1,114
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/38	1,000	1,114
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	646
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	593
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/34	2,440	2,771
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/46	4,000	4,496
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.000%	5/1/35	5,210	5,872
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	2,160	2,381
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/30	2,115	2,463
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41	11,105	12,345
Massachusetts Development Finance Agency
Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/46	4,000	4,412
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	4,665	5,184
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/28	1,825	1,997
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/35	3,000	3,169
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	6,000	6,244
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	2,960	3,111
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.250%	1/1/42	1,700	1,873
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	4,330	4,650
Massachusetts Development Finance Agency
Revenue (Emmanuel College)	5.000%	10/1/43	4,000	4,234
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	9,790	11,087
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	740	838
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	260	294

Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/21 (Prere.)	11,000	12,639
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/33	5,340	6,327
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/34	5,000	5,897
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/36	3,500	3,737
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	9,340	11,707
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/40	20,000	25,471
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/28	750	832
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40	1,750	1,923
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45	9,000	9,864
Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	1/1/33	4,000	4,367
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,055
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	4,650	4,876
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/19	175	190
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/21	300	344
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/23	250	293
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/26	1,380	1,564
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/31	400	460
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/32	300	342
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/37	450	504
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,000	2,082
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	1,920	2,001
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	1,500	1,568
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.625%	7/15/36	1,000	1,101
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	5,755	6,327
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/18 (Prere.)	1,500	1,583
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,653

Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	1,976
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,061
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/39	3,500	3,849
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,705
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	2,000	2,260
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/29	6,000	6,953
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	1,500	1,677
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,340
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/32	8,000	8,316
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	4,000	4,411
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/40	3,000	3,298
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,376
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/45	3,775	4,121
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/47	5,000	5,471
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) VRDO	0.550%	3/1/17 LOC	3,200	3,200
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/38	1,545	1,774
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/43	8,295	9,491
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/35	1,500	1,558
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,144
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	2,000	2,167
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/36	2,250	2,416
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,286
Massachusetts Development Finance Agency
Revenue (South Shore Hospital Inc.)	5.000%	7/1/41	2,000	2,187
Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,743
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/34	1,000	1,141
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/35	2,000	2,274

Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	4.000%	7/1/41	4,000	4,082
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,161
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,138
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.250%	1/1/27	3,545	4,011
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	4,500	5,242
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/36	850	965
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,280
Massachusetts Development Finance Agency
Revenue (Tufts University)	5.000%	8/15/38	1,000	1,133
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/31	1,000	1,099
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/32	1,000	1,092
Massachusetts Development Finance Agency
Revenue (UMass Memorial Health Care
Obligated Group)	5.000%	7/1/38	3,000	3,255
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	3,024
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/31	1,000	1,101
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.500%	7/1/31	5,500	6,051
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/41	700	749
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/46	1,355	1,444
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,256
Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology
Inc.)	5.000%	10/1/46	4,250	4,568
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/45	2,825	3,038
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/35	1,720	1,942
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36	1,000	1,125
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	2,650	2,720
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/37 (12)	4,600	2,048
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/38 (12)	5,000	2,142
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	0.000%	1/1/39 (12)	5,000	2,056
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/33	5,600	6,516

Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,545
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,650	2,891
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/52	10,095	11,122
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/34	1,295	1,474
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	6,470	7,312
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	1,000	1,130
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	3,000	3,450
Massachusetts Federal Highway Revenue	5.000%	6/15/27	6,000	7,062
Massachusetts GO	5.000%	8/1/17 (Prere.)	1,250	1,273
Massachusetts GO	5.250%	8/1/17 (Prere.)	1,500	1,529
Massachusetts GO	5.000%	7/1/19 (Prere.)	780	851
Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,112
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,225
Massachusetts GO	5.000%	8/1/21 (Prere.)	2,000	2,308
Massachusetts GO	5.250%	8/1/22	5,000	5,943
Massachusetts GO	5.000%	5/1/23	2,500	2,963
Massachusetts GO	5.250%	8/1/23	1,000	1,206
Massachusetts GO	5.000%	11/1/23	4,000	4,706
Massachusetts GO	5.000%	7/1/24	5,765	6,721
Massachusetts GO	5.000%	11/1/24	3,500	4,106
Massachusetts GO	5.000%	7/1/25	9,000	10,478
Massachusetts GO	5.000%	7/1/26	9,000	10,463
Massachusetts GO	5.000%	8/1/26	6,500	7,469
Massachusetts GO	5.000%	7/1/27	5,000	6,143
Massachusetts GO	5.000%	7/1/28	2,570	3,175
Massachusetts GO	5.000%	7/1/28	10,740	12,875
Massachusetts GO	5.000%	7/1/29	4,900	5,834
Massachusetts GO	5.000%	7/1/30	560	663
Massachusetts GO	5.500%	8/1/30 (2)	7,000	8,956
Massachusetts GO	5.000%	7/1/32	3,460	4,048
Massachusetts GO	4.000%	8/1/32	5,000	5,263
Massachusetts GO	5.000%	7/1/33	5,215	6,068
Massachusetts GO	4.500%	7/1/34	6,500	7,094
Massachusetts GO	5.000%	7/1/34	5,000	5,787
Massachusetts GO	5.000%	12/1/34	13,000	15,125
Massachusetts GO	4.000%	5/1/35	5,000	5,166
Massachusetts GO	5.000%	7/1/35	5,000	5,765
Massachusetts GO	5.000%	7/1/35	4,000	4,580
Massachusetts GO	5.000%	7/1/36	4,000	4,595
Massachusetts GO	5.000%	8/1/36	9,000	10,104
Massachusetts GO	5.000%	12/1/36	3,000	3,463
Massachusetts GO	5.000%	7/1/37	500	570
Massachusetts GO	5.000%	8/1/37	5,000	5,602
Massachusetts GO	4.000%	4/1/38	4,000	4,100
Massachusetts GO	5.000%	7/1/38	5,000	5,730
Massachusetts GO	5.000%	12/1/38	2,500	2,879
Massachusetts GO	5.000%	7/1/40	8,000	9,097
Massachusetts GO	5.000%	3/1/41	8,000	8,956
Massachusetts GO	4.000%	9/1/41	3,000	3,065
Massachusetts GO	4.000%	9/1/42	6,900	7,054

Massachusetts GO	4.000%	6/1/43	7,820	7,918
Massachusetts GO	4.500%	8/1/43	3,705	3,983
Massachusetts GO	3.000%	4/1/44	5,755	4,881
Massachusetts GO	4.000%	12/1/44	7,350	7,505
Massachusetts GO	4.000%	5/1/45	10,000	10,214
Massachusetts GO	5.000%	7/1/45	2,000	2,266
Massachusetts GO	4.000%	12/1/45	10,000	10,202
Massachusetts GO	4.000%	4/1/46	1,215	1,235
Massachusetts GO	3.000%	9/1/46	850	716
1 Massachusetts GO TOB VRDO	0.620%	3/1/17 LOC	12,010	12,010
Massachusetts GO VRDO	0.530%	3/1/17	1,870	1,870
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.560%	3/1/17 LOC	4,700	4,700
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.570%	3/1/17 LOC	14,200	14,200
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.570%	3/1/17 LOC	2,500	2,500
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	120	123
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	315	332
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	2,575	2,715
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.000%	7/1/18 (Prere.)	2,000	2,110
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/18 (Prere.)	3,015	3,186
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/18 (Prere.)	3,500	3,698
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,373
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,283
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	925	1,023
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	810	896
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	3,464
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/19 (Prere.)	2,080	2,257
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/19 (Prere.)	1,650	1,790
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	1,000	1,062
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	3,000	3,821
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.570%	3/1/17	1,100	1,100

Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,279
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,637
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,111
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,157
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	10,000	10,915
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/39	500	538
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.670%	3/7/17	3,800	3,800
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.630%	3/7/17	200	200
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	6,250
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,400	1,642
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.530%	3/1/17	3,200	3,200
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	100	110
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	2,840	3,057
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	3,370	3,416
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	1,005	1,016
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	1,045	1,097
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/43	2,845	2,948
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	2,865	2,997
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	1,475	1,560
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,416
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,288
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	2,050
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,258
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,381
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,718
Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	7,789
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/17 (Prere.)	20	20
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	5,000	5,866
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	3,110	3,610

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	5,000	5,798
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	11,573
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,250	8,372
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	11,450	13,209
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/29	2,400	2,857
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,000	9,229
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/30	4,700	5,578
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/31	7,855	9,279
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	4,000	4,217
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	2,400	2,705
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,295
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/34	7,000	8,133
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	10,000	11,392
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/36	5,000	5,167
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	1/15/37	3,000	3,084
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/37	5,000	5,688
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	2,660	2,988
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/46	4,700	4,791
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	10,000	12,454
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	3,750	4,683
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/21 (Prere.)	2,000	2,297
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/33	2,050	2,294
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	2,031
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/38	2,750	3,077
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/43	5,000	5,584
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	5,000	5,644
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/45	7,000	7,152
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	5,000	5,105

Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/40	5,000	5,719
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	7,300	7,554
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/45	5,640	6,424
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,873
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	4,109
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	6,670	4,955
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	542
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	3,000	3,532
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/27	8,000	9,508
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/28	975	1,152
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	1,910
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/32	5,685	6,163
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/32	2,415	2,687
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/17 (Prere.)	875	891
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/17 (Prere.)	500	509
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	2,950	3,227
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20 (Prere.)	2,775	3,120
2 Massachusetts Water Resources Authority
Revenue	5.000%	8/1/20 (Prere.)	500	562
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)	1,000	1,144
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	180	208
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/21 (Prere.)	820	945
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/22 (Prere.)	2,400	2,826
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,792
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	5,000	6,046
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	2,000	2,237
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	800	959
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	6,000	6,848

Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,270	2,681
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,247
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/32	5,000	5,869
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	7,500	7,619
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,025	13,231
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	6,310	7,889
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	7,200	7,522
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,710	3,062
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	2,690	3,091
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	9,860	11,329
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	1,000	1,123
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	11,341
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	8,000	8,967
Massachusetts Water Resources Authority
Revenue VRDO	0.630%	3/7/17	2,100	2,100
Massachusetts Water Resources Authority
Revenue VRDO	0.640%	3/7/17	5,200	5,200
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,110
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	7,000	7,865
Scituate MA GO	4.000%	9/15/39	3,000	3,093
University of Massachusetts Building Authority
Revenue	5.000%	5/1/18 (Prere.)	1,615	1,694
University of Massachusetts Building Authority
Revenue	5.000%	11/1/31	2,500	2,904
University of Massachusetts Building Authority
Revenue	5.000%	11/1/32	4,060	4,693
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	2,000	2,232
University of Massachusetts Building Authority
Revenue	5.000%	11/1/38	4,615	5,343
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	6,695	7,592
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	3,000	3,358
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	3,000	3,396
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	3,365	3,755
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				1,508,531

Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	3,000	3,144
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,250	2,464
				5,608
Total Tax-Exempt Municipal Bonds (Cost $1,489,447)				1,514,139
Total Investments (99.3%) (Cost $1,489,447)				1,514,139
Other Assets and Liabilities-Net (0.7%)				10,655
Net Assets (100%)				1,524,794

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $18,689,000, representing 1.2% of net assets.
2 Securities with a value of $534,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 28, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,514,139	—
Futures Contracts—Assets[1]	61	—	—
Futures Contracts—Liabilities[1]	(13)	—	—
Total	48	1,514,139	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 28, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2017	375	81,152	13
5-Year U.S. Treasury Note	June 2017	(465)	(54,732)	140
Ultra 10-Year U.S. Treasury Note	June 2017	65	8,706	(15)
				138

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 28, 2017, the cost of investment securities for tax purposes was $1,489,447,000. Net unrealized appreciation of investment securities for tax purposes was $24,692,000, consisting of unrealized gains of $45,440,000 on securities that had risen in value since their purchase and $20,748,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 17, 2017
VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.